Risk management (Details 8) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Possible Result [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis	$ (10)
Remote Result [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis	$ (19)